Prepaid Expenses and Other Current Assets	6 Months Ended
Sep. 30, 2023
Prepaid Expenses and Other Current Assets [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS

NOTE 5 – PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consisted of the following as of September 30, 2023 and March 31, 2023:

	As of September 30,	As of March 31,
	2023	2023
Prepayments to suppliers	$312,807	$1,252,094
Loans receivables (a)	516,031	254,668
Prepayments to technical provider	-	618,479
VAT deductibles	1,495	-
Investment receivables from the investors	-	2,000,000
Others	74,374	263,945
Prepaid expenses and other current assets from discontinued operations (Note 15)	-	(1,314,523)
Total	$904,707	$3,074,663

F-21